File Number: 84-5573

For the reporting period ended December 31, 2004

05042542

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Interstate Transfer Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
N/A	

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
N/A	

SEC 2113 (12-00)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
- ☐ Comptroller of the Currency
- ☐ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☐ Yes, filed amendment(s)
- ☐ No, failed to file amendment(s)
- ☒ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

N/A

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: .... 931 (Exhibit A)

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: .... 24,177 (Exhibit A page 2)

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: .... -0-

c. Number of individual securityholder DRS accounts as of December 31: .... -0-

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%					

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	89	Exhibit B - Page 2				
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .... -0-
   b. Number of issues for which DRS services were provided, as of December 31: .... -0-
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .... ______
      ii. amount (in dollars) .... ______

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

		Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	....		-0-
ii. Market value (in dollars)	....		-0-

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .... -0-

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

      ☐ Yes ☐ No N/A

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

      N/A

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

      ☒ Yes ☐ No

   If the answer to subsection (a) is no, complete subsections (i) through (ii).

      i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... N/A

      ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... N/A

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... -0-
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... -0-

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Stutman Technologies		
1-3-04		-0-
11-13-04	16	-0-
11-18-04	20	-0-
11-19-04	13	-0-
11-23-04	6	-0-
11-26-04	2	-0-
11-29-04	4	-0-
12-2-04	1	-0-
12-31-04	8	-0-
	72 Exhibit C (2 pages)	

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: -0-

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Owner/President Telephone number: (801) 281-9746
Name of Official responsible for Form: (First name, Middle name, Last name) Janis Averett Patterson	Date signed (Month/Day/Year): 4 11 05

Global Links

8-20-04	1	-0-
8-23-04	2	-0-
8-24-04	1	-0-
8-27-04	1	-0-
8-30-04	2	-0-
9-10-04	2	-0-
9-22-04	3	-0-
9-27-04	1	-0-
10-1-04	1	-0-
	14 Exhibit D	

File Number 84-5573	Supplement to Form TA-2
For the reporting period ended December 31, 2004	Full Name of Registrant Interstate Transfer Company

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
N/A	

INTERSTATE TRANSFER COMPANY Date Printed: 4/11/05 Page No. 1

Work Log Listing for the period from January 1, 2004 through December 31, 2004

Item	Non-Routine	In-Date	Out-Date	Company	S	Cert Ref	In-Certs	In-Shares	Out-Certs	Out-Shares	Presenter

LOG SUMMARY

	Routine	Administrative
Received during period:	931	0
Turned in 3 business days:	927	
Not turned in 3 business days:	4	
Percent turned in 3 business days:	99.57%	
Total on hand:	0	

	Non-Routine
On hand at start:	19
Received during period:	339
Received and turned during period:	337
Completed during period:	354
On hand at end:	4

Exhibit A

INTERSTATE TRANSFER COMPANY

Transferred Companies List and Shareholder Accounts as of: December 31,2004

Run date: 04/11/2005

Company	Security	Shareholders	Shares	Restricted
ADVANCED SYSTEMS INTERNATIONAL, INC	COMMON	83	15,059,458	2,309,707
ADVANCED TECHNOLOGIES GROUP, LTD	PREFERRED	60	880,588	880,588
	COMMON	303	16,790,117	9,880,994
	WARRANT	60	880,556	4,000
	CLASS B PREFERRED	61	588,131	588,131
	SERIES B WARRANTS	60	583,131	583,131
	SERIES B LOYALTY WARRANT	20	303,972	303,972
AQUAGEN INTERNATIONAL, INC	COMMON	326	5,864,710	4,896,509
	PREFERRED	1	6,000,000	6,000,000
AUTO AMERICA, INC.	COMMON	156	6,616,743	5,791,054
	PREFERRED	43	4,451,481	4,451,481
AUTO CLUB MARKETING, CORP.	COMMON	253	1,070,869	671,980
AVONDALE CAPITAL I CORP.	COMMON	106	2,385,000	2,385,000
BIG FLASH CORPORATION	COMMON	35	1,500,000	1,500,000
BIO-WARM CORPORATION	COMMON	114	23,684,214	15,061,800
BRANDY, INC.	COMMON	15	720,000	0
BUTT'S, INC.	COMMON	15	720,000	0
CADENCE COMMUNICATIONS, INC.	COMMON	27	12,252,937	2,862,500
CALYPSO FINANCIAL SERVICES, INC.	COMMON	0	0	0
CATHAY INTERNATIONAL HOLDINGS INC.	COMMON	78	3,496,393	1,410,100
CEMENTITIOUS MATERIALS, INC.	COMMON	99	4,991,042	4,979,923
CHILL-TECH INDUSTRIES, INC	COMMON	198	48,512,239	33,337,456
CLICKABLE ENTERPRISES, INC.	COMMON	300	74,296,826	66,954,860
CONSOLIDATED TRAVEL SYSTEMS, INC	COMMON	429	7,499,480	246,877
DIAMOND DOG SPORTS, INC	COMMON	108	4,668,200	151,500
DURACO INDUSTRIES, INC	COMMON	730	17,573,065	14,474,726
ECOTEC INC.	COMMON	15	44,000	44,000
ELECTRICAL GENERATION TECHNOLOGY CORPORATI(	COMMON	137	12,273,170	9,840,671
	PREFERRED	12	118,700	118,700
EMISSION CONTROLS CORP.	COMMON	531	138,959,856	133,642,094
FAB CAPITAL CORPORATION	COMMON	1,924	13,490,181	11,271,178
FBO AIR, INC.	COMMON	591	6,026,022	4,947,680
FIBERCORE, INC	COMMON	322	70,525,773	22,946,254
FUELS, INC.	COMMON	15	720,000	0
GLOBAL LINKS CORP.	COMMON	130	225,322,400	74,664
	WARRANTS	0	0	0
	PREFERRED	0	0	0
GLOBAL MEDICAL PRODUCTS HOLDINGS, INC.	COMMON	272	170,654,012	68,482,545
	PREFERRED	1	1,815,400	1,815,400
GLOBAL TELEPHONE COMMUNICATION, INC	COMMON	405	45,974,050	17,445,061
	PREFERRED	0	0	0
GRANT VENTURES, INC.	COMMON	53	6,000,000	5,801,409
GREEN DOLPHIN SYSTEMS CORP.	COMMON	140	21,848,700	5,428,190
GREEN MOUNTAIN LABS	COMMON	33	1,006,001	26,000
GULF WEST PROPERTY, INC.	COMMON	102	29,955,194	22,026,583
HAPPY FOOD CORPORATION	COMMON	111	3,200,000	1,266,465
HARVEY WESTBURY CORP.	COMMON	414	10,000,198	8,000,000
HINDS, INC.	COMMON	17	720,000	360,000
IF ENTERTAINMENT, INC.	COMMON	5	3,187,500	3,187,500
IKSORB ENTERPRISES, INC.	COMMON	24	326,200	0
INFOTEC BUSINESS SYSTEMS, INC.	COMMON	95	40,500,000	29,500,000
	PREFERRED	0	0	0
INTELLIGENT SPORTS, INC.	COMMON	47	7,600,000	7,600,000
	PREFERRED	2	4,000,000	4,000,000
INTERNET CABLE CORPORATION	COMMON	277	14,253,391	5,947,543
INTERNET CHANNEL INC				
ITL ENTERPRISES, INC	COMMON	1,006	7,952,450	7,897,450
JENSON & BROAD, INC.	COMMON	0	0	0
JONES UNLIMITED	COMMON	58	6,093,001	6,093,001
LEGAL CLUB OF AMERICA CORPORATION	COMMON	426	31,037,088	21,423,172
LIFE EXTENSIONS HRT, INC.	COMMON	74	8,449,550	8,449,550
MEDISYS TECHNOLOGIES, INC	COMMON	688	88,263,210	37,154,701
MICRO ASI, INC	COMMON	1,692	22,853,652	14,487,752
MONALTA RESOURCES, INC				
NANOSCIENCE TECHNOLOGIES, INC.	COMMON	49	11,058,613	7,698,817
NEOTERIC GROUP, INC.	COMMON	361	23,591,588	20,822,722
NET TELECOMMUNICATIONS, INC.	COMMON	415	23,048,225	21,048,229
NTI TELECOM, INC.	COMMON	81	1,999,996	0
OCEAN POWER CORPORATION	COMMON	271	56,182,746	31,662,295
OMEGA DYNAMICS, INC	COMMON	186	14,354,341	6,546,558
PIT BOSS GAMING CORPORATION	COMMON	2	1,000,000	1,000,000
PLAYEXCHANGE.COM, INC.	COMMON	81	15,763,077	15,763,077
PRE-CELL SOLUTIONS, INC	COMMON	762	42,518,189	38,542,963
Q-C HOMES CORPORATION	COMMON	41	1,000,000	1,000,000

Continued on following page

Exhibit B Page 1 of 2

INTERSTATE TRANSFER COMPANY

Transferred Companies List and Shareholder Accounts as of: December 31,2004

Run date: 04/11/2005

Company	Security	Shareholders	Shares	Restricted
QUEEN CITY MOBILE HOMES, INC.	COMMON	34	1,500,000	1,500,000
RAKO CAPITAL CORPORATION	COMMON	110	23,785,827	23,379,959
RELAX INVESTMENTS, LTD.	COMMON	233	4,720,755	3,432,625
	PREFERRED	3	1,000,000	1,000,000
SCIENTIFIC ENERGY, INC.	COMMON	219	1,123,488	964,943
SHOGI, INC.	COMMON	15	840,000	360,000
SHORESIDE INVESTMENTS INC.	COMMON	34	1,200,000	975,000
SILVER RIVER VENTURES, INC.	COMMON	30	1,999,975	1,725,521
SNAKE EYES GOLF CLUBS, INC	COMMON	852	5,652,008	2,484,551
SOFTWARE VENTURES, INC.	COMMON	183	6,192,195	5,946,945
	PREFERRED	25	114,450	114,450
SPEEDLANE.COM INC.	COMMON	524	50,522,645	37,583,484
	WARRANTS	3	19,500	19,500
STARNET CONSULTING, INC	COMMON	571	21,714,102	17,533,138
STATMON TECHNOLOGIES CORP.	COMMON	1,722	11,491,057	8,754,542
SUPREME REALTY INVESTMENTS, INC.	COMMON	59	30,000,000	23,101,348
THE ART BOUTIQUE, INC	COMMON	62	12,471,900	11,700,000
THORIUM NUCLEAR ENERGY CORPORATION	COMMON	37	32,200,000	32,175,200
TRADE THE PLANET CORPORATION	COMMON	611	17,629,851	13,363,608
TRAFFICWERKS SYSTEMS, INC.	PREFERRED SERIES A	19	1,516,453	1,516,453
	COMMON	59	11,370,641	11,370,641
TRANS ENERGY, INC	COMMON	406	496,568,587	259,531,395
	PREFERRED	0	0	0
TRIMOL GROUP, INC	COMMON	404	100,472,328	96,559,728
TRITON CARTRIDGE CORPORATION	COMMON	323	21,292,287	20,284,184
TUNGSTEN MINERALS, INC.	COMMON	26	2,500	2,500
UNITED ENERGY CORPORATION	COMMON	446	22,429,500	9,814,359
VENTUREQUEST GROUP, INC.	COMMON	289	3,292,645	3,165,482
	DEBENTURE	0	0	0
	PREFERRED	33	8,233	8,233
VIVA GAMING & RESORTS INC.	COMMON	91	29,317,700	22,580,300
VIVA INTERNATIONAL, INC.	COMMON	452	45,569,387	24,984,184
	WARRANTS	0	0	0
	PREFERRED	0	0	0
WEBSKY, INC.	COMMON	459	918,294,731	593,727,923
	PREFERRED	0	0	0
WRAY-TECH INSTDRUMENTS, INC	COMMON	295	46,052,838	45,263,101
	SERIES B	0	0	0
	SERIES A	0	0	0

Total Companies	89	
Total Securities	111	24,177

Exhibit B
Page 2 of 2

STATMON TECHNOLOGIES CORP.

Date Printed: 4/11/2005

Lost Shareholder Listing

Full Name	Lost Date	1st Search	2nd Search	Escheat	Time Lost
MC KEE, JAMES C/F RALPH	01/03/2004	01/03/2004	11/13/2004		1.271
VAN LEEUWEN, PATRICIA S.	01/03/2004	01/03/2004	11/13/2004		1.271
ABEYTA, THEODORE D.	11/13/2004	11/13/2004	12/02/2004		0.408
ANDERSON, DUANE	11/13/2004	11/13/2004	12/02/2004		0.408
BARR, HENRY E.	11/13/2004	11/13/2004	12/02/2004		0.408
BEAVERS, CARL A.	11/13/2004	11/13/2004	12/02/2004		0.408
BRADSHAW, JIM	11/13/2004	11/13/2004	12/02/2004		0.408
CARLSON, DOLORES J.	11/13/2004	11/13/2004	12/02/2004		0.408
COHEN, MARY & MICHAEL	11/13/2004	11/13/2004	12/02/2004		0.408
COLFELS, RICHARD E.	11/13/2004	11/13/2004	12/02/2004		0.408
CONN, WILLIAM V.	11/13/2004	11/13/2004	12/02/2004		0.408
DARR TTEE ELLBOGEN, MARIE J.	11/13/2004	11/13/2004	12/02/2004		0.408
DRISCOLL et al, MATT	11/13/2004	11/13/2004	12/02/2004		0.408
FENDELL, III, FREDERICK & TINI	11/13/2004	11/13/2004	12/02/2004		0.408
GRINAGE, C. L.	11/13/2004	11/13/2004	12/02/2004		0.408
KIMMEL, ROBERT J.	11/13/2004	11/13/2004	12/02/2004		0.408
MULLEN, ROBERT L.	11/13/2004	11/13/2004	12/02/2004		0.408
SCHEAFFER, EARL B.	11/13/2004	11/13/2004	12/02/2004		0.408
BAKER, ROBERT E.	11/18/2004	11/18/2004	12/02/2004		0.395
BAUERLEIN, TOM	11/18/2004	11/18/2004	12/02/2004		0.395
BILLINGSLEY, MARIANNE	11/18/2004	11/18/2004	12/02/2004		0.395
BOLTZ, SAM	11/18/2004	11/18/2004	12/02/2004		0.395
BRAND, STEPHEN & NORMA	11/18/2004	11/18/2004	12/02/2004		0.395
CHENEY, LINDA J.	11/18/2004	11/18/2004	12/02/2004		0.395
CLARK, EDWARD R.	11/18/2004	11/18/2004	12/02/2004		0.395
GORDON TTEE, EST LYNN-CHESTER	11/18/2004	11/18/2004	12/02/2004		0.395
GRIFFIN, NICHOLAS	11/18/2004	11/18/2004	12/02/2004		0.395
HICKS, LINDON	11/18/2004	11/18/2004	12/02/2004		0.395
LAZAROFF, ALEX & DEBORAH	11/18/2004	11/18/2004	12/02/2004		0.395
MESTAN, ALBERT	11/18/2004	11/18/2004	12/02/2004		0.395
MOORE, AL	11/18/2004	11/18/2004	12/02/2004		0.395
NACKOS, NICHOLAS G.	11/18/2004	11/18/2004	12/02/2004		0.395
ROME, RONALD E.	11/18/2004	11/18/2004	12/02/2004		0.395
STECHER, DR. KARL	11/18/2004	11/18/2004	12/02/2004		0.395
TEATER, WILLIAM AND CHERYL	11/18/2004	11/18/2004	12/02/2004		0.395
TUCKER, R. LEE	11/18/2004	11/18/2004	12/02/2004		0.395
VOGT TTEE LATOUCHE BER, WILLIAM J. AND BETTY	11/18/2004	11/18/2004	12/02/2004		0.395
WHITTENBERG, DALE A.	11/18/2004	11/18/2004	12/02/2004		0.395
BOTTONI, JOSEPH F.	11/19/2004	11/18/2004	12/02/2004		0.392
BRUCE C./F CARRIE BRANNON	11/19/2004	11/19/2004	12/02/2004		0.392
GOSNELL, JANIE	11/19/2004	11/19/2004	12/02/2004		0.392
HINKLE, DARREL & BERNICE	11/19/2004	11/19/2004	12/02/2004		0.392
HUTCHHEON, BRUCE	11/19/2004	11/19/2004	12/02/2004		0.392
MANASIL, ROBERT L.	11/19/2004	11/19/2004	12/02/2004		0.392
MONDE, PATSY A.	11/19/2004	11/19/2004	12/02/2004		0.392

Exhibit C Page 1 of 2

STATMON TECHNOLOGIES CORP.

Lost Shareholder Listing

Date Printed: 4/11/2005

Full Name	Lost Date	1st Search	2nd Search	Escheat	Time Lost
PADALINO, VINCENT	11/19/2004	11/19/2004	12/02/2004		0.392
RECH, NANCY	11/19/2004	11/19/2004	12/02/2004		0.392
SKAER, ROGER	11/19/2004	11/19/2004	12/02/2004		0.392
TARLIE MD PR SHAR, ANSCHEL	11/19/2004	11/19/2004	12/02/2004		0.392
WARD, ANDREW & JAQUELINE	11/19/2004	11/19/2004	12/02/2004		0.392
WINCHESTER, SAM & TERRY	11/19/2004	11/19/2004	12/02/2004		0.392
COHU, GARY	11/23/2004	11/23/2004	12/02/2004		0.381
GERACE, BEVERLY M.	11/23/2004	11/23/2004	12/02/2004		0.381
GERACE, MICHAEL	11/23/2004	11/23/2004	12/02/2004		0.381
J.C. BRADFORD & CO.	11/23/2004	11/23/2004	12/02/2004		0.381
MANSEL, ROBERT & DOLORES	11/23/2004	11/23/2004	12/02/2004		0.381
WHITEHOUSE, CHRISTOPHER F.	11/23/2004	11/23/2004	12/02/2004		0.381
MELCOCH, JOHN	11/26/2004	11/26/2004	12/02/2004		0.373
SMITH, DONALD E.	11/26/2004	11/26/2004	12/02/2004		0.373
BERGLAND, PETER L.	11/29/2004	11/29/2004	12/02/2004		0.364
MARTINEK, MARVIN & ELIZABETH	11/29/2004	11/29/2004	12/02/2004		0.364
NALE, JOHN A.	11/29/2004	11/29/2004	12/02/2004		0.364
THE GLOBAL OPPORTUNITY FUND LTD	11/29/2004	11/29/2004	12/02/2004		0.364
C. K. SPECTACULAR INVESTMENTS	12/02/2004	12/02/2004	01/13/2005		0.356
BOUZIS, MICHAEL J.	12/31/2004	12/31/2004	01/13/2005		0.277
COMSTOCK, MARY JO	12/31/2004	12/31/2004	01/13/2005		0.277
HERRIN, ROBERT & MONA	12/31/2004	12/31/2004	01/13/2005		0.277
KLEIN, BARRY	12/31/2004	12/31/2004	01/13/2005		0.277
KLINGENSTEIN, RICHARD S.	12/31/2004	12/31/2004	01/13/2005		0.277
MERRIT, EDWARD	12/31/2004	12/31/2004	01/13/2005		0.277
SCHMIT, MARY	12/31/2004	12/31/2004	01/13/2005		0.277
SUITER, RONNIE P.	12/31/2004	12/31/2004	01/13/2005		0.277
ANDERSON, LARRY AND LAURIE	01/03/2005	01/03/2005	01/13/2005		0.268
BELSKY, IRVING	01/03/2005	01/03/2005	01/13/2005		0.268
CAMPBELL, BRIAN	01/03/2005	01/03/2005	01/13/2005		0.268
CANTWELL, BARBARA	01/03/2005	01/03/2005	01/13/2005		0.268
CATULLO, VINCENT M.	01/03/2005	01/03/2005	01/13/2005		0.268
CLARK, PATRICIA	01/03/2005	01/03/2005	01/13/2005		0.268
COLLINS, JACK & ANN	01/03/2005	01/03/2005	01/13/2005		0.268
DAVIS, PAUL & KATHY	01/03/2005	01/03/2005	01/13/2005		0.268
FARR, JR., PATRICIA & JAMES	01/03/2005	01/03/2005	01/13/2005		0.268
GORDER, RAYMOND	01/03/2005	01/03/2005	01/13/2005		0.268
HARV C/F JODY ANDERSON	01/03/2005	01/03/2005	01/13/2005		0.268
KOCH, THEO R.	01/03/2005	01/03/2005	01/13/2005		0.268
LAMBERT, S L C/F MELISSA	01/03/2005	01/03/2005	01/13/2005		0.268
LEVINE, RENEE	01/03/2005	01/03/2005	01/13/2005		0.268
MALASKY, GERALD S.	01/03/2005	01/03/2005	01/13/2005		0.268
MYLANDER, MELVIN A.	01/03/2005	01/03/2005	01/13/2005		0.268
POWELL, JOHN & JUDITH	01/03/2005	01/03/2005	01/13/2005		0.268
ROWLAND, R. KENNETH	01/03/2005	01/03/2005	01/13/2005		0.268

Total as of 12/31/04 is 72

Exhibit C Page 2 of 2

GLOBAL LINKS CORP. Date Printed: 4/11/2005

Lost Shareholder Listing Page No. 1

Full Name	Lost Date	1st Search	2nd Search	Escheat	Time Lost
CHAMBERLAIN, DAVID A. AND BEVERLY R. CHAMBERLAIN JOIN	08/20/2004	08/20/2004	11/18/2004		0.641
AMPEX INTL. CORP	08/23/2004	08/23/2004	11/18/2004		0.633
WRIGHT, CLIDEAN	08/23/2004	08/23/2004	11/18/2004		0.633
EQUITIES MAGAZINE, INC.	08/24/2004	08/24/2004	11/18/2004		0.630
MORRIS, JAMES	08/27/2004	08/27/2004	11/18/2004		0.622
GEEN, JERRY R & BRENDA J GEEN JTWROS	08/30/2004	08/30/2004	11/18/2004		0.614
REYNOLDS, NORMAN T	08/30/2004	08/30/2004	11/18/2004		0.614
ELLSHAY LLC	09/10/2004	09/10/2004	11/18/2004		0.584
MERRIN, LEE	09/10/2004	09/10/2004	11/18/2004		0.584
HOLMSTEDT, MARK	09/22/2004	09/22/2004	11/18/2004		0.551
SUB SURFACE WASTE MANAGEMENT	09/22/2004	09/22/2004	11/18/2004		0.551
USM CAPITAL GROUP INC RETURNED!!	09/22/2004	09/22/2004	11/18/2004		0.551
AMPEX INTERNATIONAL LIMITED	09/27/2004	09/27/2004	11/18/2004		0.537
PASSENHEIM, PATRICK	10/01/2004	10/01/2004	11/18/2004		0.526

Total Lost Shareholders 14

72 - Statmon
+14 - Global Links
86

Exhibit D

I T C
Interstate Transfer Company

DHL Air bill No: 798 2788 391

April 11, 2005

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 13 2005
DIVISION OF MARKET REGULATION

Securities and Exchange Commission
Attn: Jerry W. Carpenter
450 5th Street N.W.
Division of Market Regulations
Washington D.C. 20549-0013

Dear Mr. Carpenter:

RE: FORM TA-2 – YEAR ENDING 12/31/04

Enclosed please find an original and two copies of the Form TA-2 for the year ending December 31, 2004 for Interstate Transfer Company (including exhibits).

Please accept my sincerest apology for being late in filing this form. In the past I have always counted on receiving the reminder letter from the S.E.C. I completely forgot that your letter last year said that no reminder letters would be sent thereafter. Thus, due to that fact I also forgot the deadline of March 31 this year. I promise this will not happen again.

If you have any questions or need anything further, please feel advise immediately by phone, fax or e-mail: janis@interstatetransfer.com.

Sincerely,

INTERSTATE TRANSFER COMPANY

Janis A. Patterson
President

6084 South 900 East, Suite 101 • Salt Lake City, Utah 84121 • Phone (801) 281-9746 • Fax (801) 281-9750
www.interstatetransfer.com